                      Securities and Exchange Commission
                            Washington, D.C. 20524

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

               Report of the Calendar Quarter Ending March 2006

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.        S.E.C. File Number 28-6694

Business Address:

45 Milk Street     Boston             MA                 02109
Street             City               State              Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617)338-0700

ATTENTION  -  Intentional misstatements of omissions of facts constitute
              Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 8th day of May 2006.

                                              Appleton Partners, Inc.

                                              (Name of Institutional Investment
                                              Mgr.)

                                              By: /s/ Douglas C. Chamberlain
                                                  ------------------------------
                                                  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       114
Form 13F Information Table Value Total:       254,601,755 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. Form 13F file number                Name
--- ----------------------------------  ----

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Mar-06

                                                                                   Discretion       Voting Authority
                                                       Market           Investment   Shared   Other  Sole   Shared
Security                       Security Type   Cusip   Value   Quantity  Sole (A)     (B)      (C)   (A)      (B)
--------                       ------------- --------- ------- -------- ---------- ---------- ----- ------ ---------
Master Group
3M CO COM..................... COMMON STOCK  88579Y101 3376531   44610      X                         X
ADOBE SYS INC COM............. COMMON STOCK  00724F101 1662746   47575      X                         X
ALTRIA GROUP INC COM.......... COMMON STOCK  02209S103  248010    3500      X                         X
AMERICAN EXPRESS CO COM....... COMMON STOCK  025816109 3498726   66579      X                         X
AMETEK INC NEW COM............ COMMON STOCK  031100100 1755688   39050      X                         X
AMGEN INC COM................. COMMON STOCK  031162100 2699752   37110      X                         X
AMPHENOL CORP NEW CL A........ COMMON STOCK  032095101 1532527   29370      X                         X
APACHE CORP COM............... COMMON STOCK  037411105 3841703   58643      X                         X
APPLETON EQUITY GROWTH FUND... MUTUAL FUNDS  038042107 2784730  381470      X                         X
AT&T INC COM.................. COMMON STOCK  00206R102  325967   12055      X                         X
ATLAS CONS MNG&DEV CP CL B.... COMMON STOCK  049249303    3827   76533      X                         X
BAKER HUGHES INC COM.......... COMMON STOCK  057224107 7028100  102750      X                         X
BANK OF AMERICA CORP COM...... COMMON STOCK  060505104 8003701  175751      X                         X
BELLSOUTH CORP COM............ COMMON STOCK  079860102  304054    8775      X                         X
BIOTECH HOLDERS TR DEPOSTRY
  RCPTS....................... COMMON STOCK  09067D201  348570    1800      X                         X
BORG WARNER INC COM........... COMMON STOCK  099724106 3066423   51073      X                         X
BP PLC SPONSORED ADR.......... COMMON STOCK  055622104 1324475   19212      X                         X
BRISTOL MYERS SQUIBB COM...... COMMON STOCK  110122108  420585   17090      X                         X
BROADCOM CORP CL A............ COMMON STOCK  111320107 2801645   64913      X                         X
BURLINGTON NRTHN SANTA COM.... COMMON STOCK  12189T104 5859349   70315      X                         X
CAPITAL WORLD GRW&INCM COM.... MUTUAL FUNDS  140543109  450852   11665      X                         X
CAREMARK RX INC COM........... COMMON STOCK  141705103 2897931   58925      X                         X
CARLISLE COS INC COM.......... COMMON STOCK  142339100  417180    5100      X                         X
CATERPILLAR INC DEL COM....... COMMON STOCK  149123101 5855387   81540      X                         X
CERNER CORP COM............... COMMON STOCK  156782104 2460282   51850      X                         X

CHEVRONTEXACO CORP COM.................. COMMON STOCK 166764100   544396   9391 X       X
CISCO SYS INC COM....................... COMMON STOCK 17275R102  1850726  85405 X       X
CITIGROUP INC COM....................... COMMON STOCK 172967101  4332172  91725 X       X
COCA COLA CO COM........................ COMMON STOCK 191216100   963638  23015 X       X
CONOCOPHILLIPS COM...................... COMMON STOCK 20825C104   222414   3522 X       X
CORPORATE EXEC BRD CO COM............... COMMON STOCK 21988R102   403600   4000 X       X
DELL INC COM............................ COMMON STOCK 24702R101  1222392  41075 X       X
DISNEY WALT CO COM DISNEY............... COMMON STOCK 254687106  2702318  96892 X       X
DU PONT E I DE NEMOURS COM.............. COMMON STOCK 263534109   362711   8593 X       X
E M C CORP MASS COM..................... COMMON STOCK 268648102  3036968 222815 X       X
ECOLAB INC COM.......................... COMMON STOCK 278865100  2559782  67010 X       X
ENERGAS RES INC COM..................... COMMON STOCK 29265E108    12380  20000 X       X
EURO PAC GROWTH FD SH BEN INT........... MUTUAL FUNDS 298706102   458775  10380 X       X
EXXON MOBIL CORP COM.................... COMMON STOCK 30231G102 12095910 198750 X       X
FEDERATED EQUITY FDS KAUFMANN CL A...... MUTUAL FUNDS 314172677   265563  43251 X       X
FEDERATED EQUITY FDS MKT OPPOR FD A..... MUTUAL FUNDS 314172743  1156681  91946 X       X
FEDERATED INVS INC PA CL B.............. COMMON STOCK 314211103   452980  11600 X       X
FEDERATED STK TR SH BEN INT............. MUTUAL FUNDS 313900102   629382  19589 X       X
FRANKLIN RES INC COM.................... COMMON STOCK 354613101  6732506  71440 X       X
GARMIN LTD ORD.......................... COMMON STOCK G37260109   543698   6845 X       X
GENERAL ELEC CO COM..................... COMMON STOCK 369604103  9578899 275414 X       X
GROWTH FD AMER INC COM.................. MUTUAL FUNDS 399874106   449800  13965 X       X
HERSHEY FOODS CORP COM.................. COMMON STOCK 427866108  2291069  43865 X       X
HOME DEPOT INC COM...................... COMMON STOCK 437076102   673712  15927 X       X
HONEYWELL INTL INC COM.................. COMMON STOCK 438516106  1281817  29970 X       X
ILLINOIS TOOL WKS INC COM............... COMMON STOCK 452308109   269668   2800 X       X
INTEL CORP COM.......................... COMMON STOCK 458140100  5234390 268982 X       X
INTERNATIONAL BUS MACH COM.............. COMMON STOCK 459200101  2647205  32099 X       X
IRON MTN INC PA COM..................... COMMON STOCK 462846106  2594405  63682 X       X
ISHARES TR GS NAT RES IDX............... COMMON STOCK 464287374   415550   4330 X       X
ISHARES TR RUSSELL 2000................. COMMON STOCK 464287655   602062   7925 X       X
J P MORGAN CHASE & CO COM............... COMMON STOCK 46625H100   329039   7902 X       X
JABIL CIRCUIT INC COM................... COMMON STOCK 466313103  4875196 113747 X       X
JOHNSON & JOHNSON COM................... COMMON STOCK 478160104  6294790 106295 X       X
JOY GLOBAL INC COM...................... COMMON STOCK 481165108  8857974 148201 X       X
KELLOGG CO COM.......................... COMMON STOCK 487836108  1965593  44632 X       X
LABORATORY AMER HLDGS COM NEW........... COMMON STOCK 50540R409  1268431  21690 X       X

LOWES COS INC COM....................... COMMON STOCK 548661107  509398   7905 X       X
MAXIM INTEGRATED PRODS COM.............. COMMON STOCK 57772K101  360764   9711 X       X
MEDTRONIC INC COM....................... COMMON STOCK 585055106 1131319  22292 X       X
MERRILL LYNCH & CO INC COM.............. COMMON STOCK 590188108 2663112  33813 X       X
METLIFE INC COM......................... COMMON STOCK 59156R108 5588670 115540 X       X
MFS SER TR I NEW DISCV CL A............. MUTUAL FUNDS 552983553  455425  23708 X       X
MFS SER TR V INTL NEW DIS A............. MUTUAL FUNDS 552981888  383443  14530 X       X
MICROSOFT CORP COM...................... COMMON STOCK 594918104 4631904 170228 X       X
MORGAN STANLEY COM NEW.................. COMMON STOCK 617446448  256871   4089 X       X
NIKE INC CL B........................... COMMON STOCK 654106103  274447   3225 X       X
NORTH STAR DIAMONDS COM................. COMMON STOCK 662566108     850 100000 X       X
NORTHERN TR CORP COM.................... COMMON STOCK 665859104  346500   6600 X       X
OFFICE DEPOT INC COM.................... COMMON STOCK 676220106  240198   6450 X       X
OMNICOM GROUP INC COM................... COMMON STOCK 681919106  894937  10750 X       X
PEOPLES BK BRIDGEPORT COM............... COMMON STOCK 710198102  453587  13850 X       X
PEOPLES S&P MIDCAP IDX COM.............. MUTUAL FUNDS 712223106  248834   8278 X       X
PEPSICO INC COM......................... COMMON STOCK 713448108 5475429  94747 X       X
PFIZER INC COM.......................... COMMON STOCK 717081103  333928  13400 X       X
PPG INDS INC COM........................ COMMON STOCK 693506107  214060   3379 X       X
PRAXAIR INC COM......................... COMMON STOCK 74005P104 5290374  95927 X       X
PRECISION CASTPARTS CP COM.............. COMMON STOCK 740189105 2566377  43205 X       X
PROCTER & GAMBLE CO COM................. COMMON STOCK 742718109 7984925 138555 X       X
QUALCOMM INC COM........................ COMMON STOCK 747525103 3170716  62650 X       X
QUEST DIAGNOSTICS INC COM............... COMMON STOCK 74834L100 3465212  67548 X       X
ROYAL DUTCH SHELL PLC SPON ADR B........ COMMON STOCK 780259107  560616   8605 X       X
ROYAL DUTCH SHELL PLC SPONS ADR A....... COMMON STOCK 780259206  447774   7192 X       X
SAFECO CORP COM......................... COMMON STOCK 786429100  615072  12250 X       X
SATYAM COMP SRVCS LTD ADR............... COMMON STOCK 804098101 6121586 139890 X       X
SCHEIN HENRY INC COM.................... COMMON STOCK 806407102 3847513  80391 X       X
SCHLUMBERGER LTD COM.................... COMMON STOCK 806857108 3363598  26575 X       X
SCOTTS MIRACLE GRO CO................... COMMON STOCK 810186106 2468935  53954 X       X
SCRIPPS E W CO OHIO CL A................ COMMON STOCK 811054204  496728  11110 X       X
SMITH INTL INC COM...................... COMMON STOCK 832110100  838614  21525 X       X
STANLEY WKS COM......................... COMMON STOCK 854616109 1433425  28295 X       X
STARWOOD HOTELS&RESORT PAIRED CTF....... COMMON STOCK 85590A203 2152798  31785 X       X
STATE STR CORP COM...................... COMMON STOCK 857477103  937148  15508 X       X
SYMANTEC CORP COM....................... COMMON STOCK 871503108  307989  18300 X       X

TARGET CORP COM......................... COMMON STOCK 87612E106   4509787  86710 X       X
TRIBUNE CO NEW COM...................... COMMON STOCK 896047107    971187  35406 X       X
UNITED TECHNOLOGIES CP COM.............. COMMON STOCK 913017109   1097082  18925 X       X
UNITEDHEALTH GROUP INC COM.............. COMMON STOCK 91324P102   4548624  81429 X       X
VALERO ENERGY CORP NEW COM.............. COMMON STOCK 91913Y100    951996  15925 X       X
VCA ANTECH INC COM...................... COMMON STOCK 918194101   3131518 109955 X       X
VERIZON COMMUNICATIONS COM.............. COMMON STOCK 92343V104   1739751  51079 X       X
WACHOVIA CORP 2ND NEW COM............... COMMON STOCK 929903102    422673   7541 X       X
WAL MART STORES INC COM................. COMMON STOCK 931142103    493375  10444 X       X
WALGREEN CO COM......................... COMMON STOCK 931422109    808687  18750 X       X
WEATHERFORD INTL LTD COM................ COMMON STOCK G95089101    931699  20365 X       X
WELLS FARGO & CO NEW COM................ COMMON STOCK 949746101   4838344  75753 X       X
WHOLE FOODS MKT INC COM................. COMMON STOCK 966837106   5058742  76140 X       X
WYETH COM............................... COMMON STOCK 983024100    274963   5667 X       X
ZIMMER HLDGS INC COM.................... COMMON STOCK 98956P102   1142913  16907 X       X
                                                                ---------
                                                                254601755
                                                                ---------
TOTAL PORTFOLIO.........................                        254601755